Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Recovery in Consolidated Statement of Operations

The income tax recovery reported in the consolidated statement of operations for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Current income taxes recovery	$(136)	$(348)	$(5,822)
Deferred income taxes (recovery)	(65)	111	(13,815)
Income tax recovery from continuing operations	(201)	(237)	(19,637)
Income taxes from discontinued operations (note 6)	—	41	(382)
Total income tax recovery	$(201)	$(196)	$(20,019)

Summary of Reconciliation of Income Tax Recovery for Continuing and Discontinued Operations Recognized in Consolidated Statement of Operations

The following table provides a reconciliation of the income tax recovery calculated at the combined statutory income tax rate to the income tax recovery for both continuing and discontinued operations, recognized in the consolidated statements of operations.

	2020	2019	2018
Net loss before tax from continuing operations	$(122,338)	$(234,461)	$(259,465)
Net income before tax from discontinued operations	3,380	27,512	1,550
Combined Canadian statutory income tax rate	26.5%	26.6%	26.7%
Income tax recovery at combined income tax rate	(31,524)	(55,048)	(68,863)

Increase (decrease) in income taxes resulting from:
Unrecorded potential tax benefit arising from current-period losses and other deductible temporary differences	33,238	31,962	29,693
Effect of tax rate differences in foreign subsidiaries	1,101	4,989	4,481
Non-deductible or taxable items	(157)	(696)	6,074
Change in tax rate	(1,455)	1,609	242
Write-off of previously recognized tax losses	-	—	22,415
Non-deductible loss (taxable gain) on debt renegociation	-	24,572	(8,784)
Research and development tax credit	(494)	(740)	(5,072)
Non-taxable gain on disposition of subsidiary (note 6)	(896)	(6,903)	—
Other	(14)	59	(205)
Income tax recovery	$(201)	$(196)	$(20,019)

Summary of Deferred Tax Assets and Deferred Tax Liabilities

The following table presents the nature of the deferred tax assets and liabilities that make up the balance at December 31, 2020 and 2019.

	Intangible assets	R&D expenses	Losses	Other	Total
As at January 1, 2019 Deferred tax assets	$—	$(618)	$—	$12	$(606)
Charged (credited) to profit and loss	—	111	—	(24)	87
Derecognized - discontinued operations (note 6)	—	—	—	12	12
As at December 31, 2019 Deferred tax assets	$—	$(507)	$—	$—	$(507)
Charged (credited) to profit and loss	—	(65)	—	—	(65)
As at December 31, 2020 Deferred tax assets	$—	$(572)	$—	$—	$(572)

Summary of Available Temporary Differences Not Recognized

Available temporary differences not recognized at December 31, 2020 and 2019 are as follows:

	2020	2019
Tax losses (non-capital)	$569,542	$416,816
Tax losses (capital)	305	—
Unused research and development expenses	84,556	115,491
Undeducted financing expenses	27,053	21,258
Interest expenses carried forward	32,475	5,358
Trade and other payable	1,640	4,022
Capital assets	3,392	4,673
Intangible assets	68,329	81,899
Start-up expense	5,358	4,569
Unrealized loss on exchange rate	5,430	6,612
Lease obligations	15,494	44
Other	1,071	894
	$814,646	$661,636

Summary of Unused Non-capital Losses Expire

The unused non-capital losses expire as indicated in the table below:

	Canada		Foreign
At December 31, 2020	Federal	Provincial	Countries
Losses carried forward expiring in:
2027	$3,510	$3,495	$4,774
2028	—	—	5,526
2029	76	76	2,658
2030	977	977	5,371
2031	855	855	6,380
2032	4,215	4,208	—
2033	13,763	13,758	—
2034	20,172	22,219	2,537
2035	45,396	45,308	13,086
2036	25,800	25,695	23,296
2037	35,788	35,779	32,071
2038	18,720	18,746	—
2039	47,365	47,388	—
2040	71,964	72,036	—
	$288,601	$290,540	$95,699
Not expiring - UK	—	—	126,075
Not expiring - US (post 2017)	—	—	64,091
	$288,601	$290,540	$285,865